Leases - Summary of Amounts Recognized In The Consolidated Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities Amounts Recognized In The Consolidated Income Statement [Abstract]
Interest expense on lease liabilities	$ 76.3	₨ 6,271.9	₨ 5,417.6
Variable lease payment not included in the measurement of lease liabilities	0.5	39.8	35.7
Expenses related to short-term leases	14.3	1,174.7	1,155.8
Expenses related to low-value assets, excluding short-term leases of low-value assets	15.2	1,245.5	1,151.4
Income from sub-leasing of right-of-use assets	$ 1.2	₨ 99.2	₨ 9.9